Note 13 - Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Table Text Block Supplement [Abstract]
Schedule of Short Term Debt and Maturities
Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding

EMA Financial, LLC	10/14/2015	10/14/2016	12%	$ -	(1)
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10%	2,216	(2)
Kodiak Capital Group, LLC	11/30/2015	12/01/2016	12%	44,687	(3)
Auctus Fund, LLC	12/03/2015	09/03/2016	10%	-	(4)
Kodiak Capital Group, LLC	12/15/2015	07/15/2016	0%	50,000
Adar Bays, LLC	12/16/2015	12/16/2016	8%	-	(5)
Colonial Stock Transfer	01/14/2016	01/14/2017	10%	7,507	(6)
Blackbridge Capital, LLC	04/27/2016	10/27/2016	1%	4,500	(7)
EMA Financial, LLC	05/05/2016	05/05/2017	12%	32,883	(8)
Black Forest Capital, LLC	05/31/2016	05/31/2017	8%	-	(9)
Black Forest Capital, LLC	05/31/2016	05/31/2017	2%	-	(10)
Adar Bays, LLC	07/12/2016	04/12/2017	8%	-	(11)
Auctus Fund, LLC	07/20/2016	04/20/2017	10%	45,750
Microcap Equity Group LLC	10/13/2016	10/13/2017	12%	-	(12)
Microcap Equity Group LLC	10/21/2016	10/21/2017	12%	7,400
Black Forest Capital, LLC	10/24/2016	04/24/2017	8%	78,600	(13)
Black Forest Capital, LLC	11/04/2016	11/04/2017	8%	27,500
Auctus Fund, LLC	12/07/2016	09/07/2017	12%	40,750
Adar Bays, LLC	12/12/2016	12/12/2017	8%	14,855	(14)
Black Forest Capital, LLC	12/14/2016	12/14/2017	8%	27,500
Adar Bays, LLC	12/20/2016	12/12/2017	8%	57,500
				$441,648
Less debt discount:				(87,908)
Convertible notes payable, net of discount:				$353,740

_______________

(1)    Converted $33,300 of principal to common stock.

(2)    Converted $57,784 of principal to common stock.

(3)    Converted $5,313 of principal to common stock.

(4)    Converted $49,250 of principal to common stock.

(5)    Converted $35,000 of principal to common stock.

(6)    Converted $2,400 of principal to common stock.

(7)    Converted $45,500 of principal to common stock.

(8)    Converted $20,617 of principal to common stock.

(9)    Converted $30,000 of principal to common stock.

(10)  Converted $50,000 of principal to common stock.

(11)  Converted $35,000 of principal to common stock

(12)  Converted $50,000 of principal to common stock

(13)  Converted $48,900 of principal to common stock

(14)  Converted $60,156 of principal to common stock

Accrued interest on the above notes was $23,700 as of December 31, 2016.

The following is a summary of outstanding convertible promissory notes as of March 31, 2017:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding

Blackbridge Capital, LLC	04/27/2016	10/27/2016	1%	$ 4,500	(1)
Microcap Equity Group LLC	10/21/2016	10/21/2017	12%	7,400
Black Forest Capital, LLC	11/04/2016	11/04/2017	8%	27,500
Black Forest Capital, LLC	12/14/2016	12/14/2017	8%	27,500
Adar Bays, LLC	12/20/2016	12/12/2017	8%	57,500
Microcap Equity Group LLC	01/10/2017	01/10/2018	12%	12,000
Black Forest Capital, LLC	01/23/2017	01/23/2018	8%	27,500
Black Forest Capital, LLC	02/15/2017	02/15/2018	8%	121,132
Black Forest Capital, LLC	03/10/2017	03/10/2018	8%	55,000
				$ 340,032
Less debt discount:				(121,087)
Convertible notes payable, net of discount:				$ 218,945

_______________

(1)    Converted $45,500 of principal to common stock.

The following is a summary of outstanding convertible promissory notes as of December 31, 2015:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding

EMA Financial, LLC	10/14/2015	10/14/2016	10%	$ 30,800
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10%	60,000
Kodiak Capital Group, LLC	11/30/2015	12/01/2016	12%	50,000
Auctus Fund, LLC	12/03/2015	09/03/2016	10%	49,250
Adar Bays, LLC	12/10/2015	12/10/2016	8%	35,000
Kodiak Capital Group, LLC	12/15/2015	07/15/2016	0%	50,000
				275,050
Less debt discount				(122,084)
				$ 152,966

The following is a summary of outstanding convertible promissory notes as of December 31, 2016:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding	Amount Converted

EMA Financial, LLC	10/14/2015	10/14/2016	12%	$ -	$33,300
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10%	2,216	$57,784
Kodiak Capital Group, LLC	11/30/2015	12/01/2016	12%	44,687	$5,313
Auctus Fund, LLC	12/03/2015	09/03/2016	10%	-	$49,250
Kodiak Capital Group, LLC	12/15/2015	7/15/2016	0%	50,000
Adar Bays, LLC	12/16/2015	12/16/2016	8%	-	$35,000
Colonial Stock Transfer	01/14/2016	01/14/2017	10%	7,507	$2,400
Blackbridge Capital, LLC	04/27/2016	10/27/2016	1%	4,500	$45,500
EMA Financial, LLC	05/05/2016	05/05/2017	12%	32,883	$20,617
Black Forest Capital, LLC	05/31/2016	05/31/2017	8%	-	$30,000
Black Forest Capital, LLC	05/31/2016	05/31/2017	2%	-	$50,000
Adar Bays, LLC	07/12/2016	04/12/2017	8%	-	$35,000
Auctus Fund, LLC	07/20/2016	04/20/2017	10%	45,750
Microcap Equity	10/13/2016	10/13/2017	12%	-	$50,000
Microcap Equity	10/21/2016	10/21/2017	12%	7,400
Black Forest Capital, LLC	10/24/2016	04/24/2017	8%	78,600	$48,900
Black Forest Capital, LLC	11/04/2016	11/04/2017	8%	27,500
Auctus Fund, LLC	12/07/2016	09/07/2017	12%	40,750
Adar Bays, LLC	12/12/2016	12/12/2017	8%	14,855	$60,156
Black Forest Capital, LLC	12/14/2016	12/14/2017	8%	27,500
Adar Bays, LLC	12/20/2016	12/12/2017	8%	57,500
				$441,648
Less debt discount:				(87,908)
Convertible notes payable, net of discount:				$353,740

_______________

(1)   Converted $33,300 of principal to common stock.

(2)   Converted $57,784 of principal to common stock.

(3)   Converted $5,313 of principal to common stock.

(4)   Converted $49,250 of principal to common stock.

(5)   Converted $35,000 of principal to common stock.

(6)   Converted $2,400 of principal to common stock.

(7)   Converted $45,500 of principal to common stock.

(8)   Converted $20,617 of principal to common stock.

(9)   Converted $30,000 of principal to common stock.

(10) Converted $50,000 of principal to common stock.

(11) Converted $35,000 of principal to common stock

(12) Converted $50,000 of principal to common stock

(13) Converted $48,900 of principal to common stock

(14) Converted $60,156 of principal to common stock